UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	May 14, 2010	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   148

Form 13F Information Table Value Total:   $914,186.47  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABBOTT LABORATORIES		Common	002824100	 $210.19 	 3,990 	 	 SH 	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $14,315.34 	 1,358,127 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCE NEW YORK MUNI INC	Common	018714105	 $265.99 	 19,415 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $226.94 	 27,880 	 SH 	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $995.96 	 100,096 	 SH 	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $259.73 	 16,470 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF AMERICA CORP		Common	060505104	 $193.85 	 10,860 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF NEW YORK MELLON COR	Common	064058100	 $423.06 	 13,700 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA INVEST	Common	09247U107	 $186.99 	 15,700 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA MUNICI	Common	09248E102	 $3,165.16 	 242,355 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK INSD MUNI TERM TR	Common	092474105	 $2,745.11 	 273,145 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI INTERM DURAT	Common	09253X102	 $5,954.23 	 426,521 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common	09255F109	 $617.76 	 48,300 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIHOLDINGS CA I	Common	09254L107	 $3,614.45 	 270,745 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIHOLDINGS FL I	Common	09254P108	 $5,095.29 	 377,709 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $5,745.87 	 441,990 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CALI FD	Common	09254M105	 $448.46 	 34,000 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD FL FUND	Common	09254R104	 $5,657.30 	 429,234 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD MI INS 	Common	09254W103	 $1,017.80 	 84,046 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD MI INSU	Common	09254V105	 $5,149.63 	 384,301 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD NY INSU	Common	09255E102	 $8,538.69 	 685,398 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD PA INSU	Common	09255G107	 $1,464.59 	 105,976 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK STRAT DVD ACHV TR	Common	09249Y107	 $2,660.66 	 276,576 	 SH 	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $531.26 	 14,848 	 SH 	n/a	sole	n/a	sole		0	0
CLAYMORE ALPHASHARES CHINA 	Common	18383Q853	 $351.85 	 12,725 	 SH 	n/a	sole	n/a	sole		0	0
COHEN & STEERS INFRASTUCTUR	Common	19248A109	 $11,453.54 	 769,210 	 SH 	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $404.20 	 20,000 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV AZ MUNI INCM F	Common	246100101	 $175.82 	 14,850 	 SH 	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $22,478.77 	 1,510,680 	 SH 	n/a	sole	n/a	sole		0	0
DWS GLBL COMMOD STOCK FD IN	Common	23338Y100	 $2,663.01 	 318,923 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE SHORT DUR DIV I	Common	27828V104	 $21,030.75 	 1,240,752 	 SH 	n/a	sole	n/a	sole		0	0
EMERGING MKTS TELECOMM FUND	Common	290890102	 $1,009.92 	 59,337 	 SH 	n/a	sole	n/a	sole		0	0
EQUUS TOTAL RETURN INC		Common	294766100	 $633.66 	 225,500 	 SH 	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $28,152.40 	 1,187,865 	 SH 	n/a	sole	n/a	sole		0	0
EVERGREEN MULTI SECTOR INC 	Common	30024Y104	 $1,800.54 	 120,036 	 SH 	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORP		Common	30231G102	 $504.76 	 7,536 	 	 SH 	n/a	sole	n/a	sole		0	0
FIRST ISRAEL FUND INC		Common	32063L100	 $277.73 	 16,863 	 SH 	n/a	sole	n/a	sole		0	0
FIRST NIAGARA FINANCIAL GRP	Common	33582V108	 $171.04 	 12,020 	 SH 	n/a	sole	n/a	sole		0	0
FIRST TRUST/FOUR CRNS SR F 	Common	33733U108	 $490.09 	 37,241 	 SH 	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $4,912.43 	 334,860 	 SH 	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $917.73 	 63,599 	 SH 	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $13,059.23 	 949,072 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $444.06 	 17,920 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL ELECTRIC CO		Common	369604103	 $215.89 	 11,862 	 SH 	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $232.32 	 19,200 	 SH 	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36229U102	 $179.59 	 90,700 	 SH 	n/a	sole	n/a	sole		0	0
H & Q HEALTHCARE INVESTORS	Common	404052102	 $1,065.47 	 83,175 	 SH 	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common	404053100	 $5,422.13 	 527,445 	 SH 	n/a	sole	n/a	sole		0	0
IBERO-AMERICA FUND INC		Common	45082X103	 $315.50 	 48,539 	 SH 	n/a	sole	n/a	sole		0	0
INVESTMENT GRADE MUNI INC F	Common	461368102	 $16,966.98 	 1,175,813 	 SH 	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $21,281.09 	 533,896 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES FTSE/XINHUA CHINA 2	Common	464287184	 $2,051.95 	 48,740 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $13,464.20 	 127,297 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common	464287440	 $2,381.95 	 26,614 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $16,607.27 	 159,839 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $3,886.21 	 161,858 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,980.09 	 54,048 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $10,424.41 	 373,501 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $3,068.42 	 85,400 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $5,813.62 	 231,988 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $1,761.31 	 108,122 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,441.35 	 425,417 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $5,216.63 	 121,430 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SPAIN INDEX FD	Common	464286764	 $475.88 	 11,266 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $7,952.84 	 488,804 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $4,095.64 	 34,904 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $912.88 	 23,810 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $6,036.96 	 58,441 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $4,295.40 	 736,776 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $124.73 	 14,110 	 SH 	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $318.01 	 23,732 	 SH 	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $524.36 	 8,339 		 SH 	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,236.17 	 130,812 	 SH 	n/a	sole	n/a	sole		0	0
LATIN AMERICA EQUITY FD INC	Common	51827Q106	 $281.69 	 7,030 	 	 SH 	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,479.80 	 224,214 	 SH 	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $433.89 	 9,790 	  	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $22,546.29 	 4,756,602 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $4,043.91 	 1,081,260 	 SH 	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $7,982.76 	 741,892 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $5,133.24 	 322,035 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE/FT GL INT/UT DV I	Common	55607W100	 $292.25 	 23,030 	 SH 	n/a	sole	n/a	sole		0	0
MADISON STRATEGIC SECTR PRE	Common	558268108	 $2,826.82 	 222,584 	 SH 	n/a	sole	n/a	sole		0	0
MBIA CAP/CLAYMORE MGD DUR I	Common	55266X100	 $1,110.58 	 82,510 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $337.76 	 36,279 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $542.01 	 21,098 	 SH 	n/a	sole	n/a	sole		0	0
MFS CHARTER INCOME TRUST	Common	552727109	 $14,254.25 	 1,516,410 	 SH 	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $124.94 	 15,425 	 SH 	n/a	sole	n/a	sole		0	0
MFS MULTIMARKET INC TRUST	Common	552737108	 $11,016.64 	 1,656,637 	 SH 	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $4,013.75 	 260,261 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $6,114.00 	 401,181 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY CA INSD MUNI	Common	61745P502	 $4,149.60 	 323,682 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY CA QUAL MUNI	Common	61745P635	 $657.11 	 55,359 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY NY QUAL MUNI	Common	61745P528	 $3,693.10 	 269,569 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY QUAL MUNI SE	Common	61745P585	 $1,150.70 	 85,237 	 SH 	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $9,474.98 	 750,196 	 SH 	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $113.18 	 15,422 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN CALIF PREM INC MUN F	Common	6706L0102	 $418.54 	 34,000 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INS NY T/F ADV MUNI	Common	670656107	 $242.02 	 17,250 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD MUNI OPPORTUNIT	Common	670984103	 $2,122.94 	 152,620 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD NEW YORK PREMIU	Common	67101R107	 $1,811.14 	 130,580 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $215.12 	 17,100 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $2,006.93 	 156,425 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $1,637.88 	 125,991 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH	Common	67073B106	 $1,500.63 	 190,677 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $7,981.01 	 966,224 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NEW YORK SELECT QUAL	Common	670976109	 $4,330.78 	 311,119 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common	67066X107	 $251.21 	 18,636 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY QUALITY INC MUNI	Common	670986108	 $4,966.19 	 359,075 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PA PREMIUM INC MUNI 	Common	67061F101	 $1,649.05 	 130,360 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PENN INV QUAL MUNI F	Common	670972108	 $1,140.29 	 84,030 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER MUNI INC FD	Common	670988104	 $5,234.28 	 393,259 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIUM INC MUNI FD 	Common	67063W102	 $11,091.08 	 807,211 	 SH 	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $274.27 	 8,928 	 	 SH 	n/a	sole	n/a	sole		0	0
PEPSICO INC			Common	713448108	 $261.33 	 3,950 	  	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $27,744.28 	 1,111,995 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common	73936T433	 $1,695.57 	 67,850 	 SH 	n/a	sole	n/a	sole		0	0
PROCTER & GAMBLE CO		Common	742718109	 $297.05 	 4,695 	 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MANAGED MUNI INCM TR	Common	746823103	 $1,461.33 	 202,962 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $74,630.76 	 6,489,631 	 SH 	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $4,604.80 	 388,755 	 SH 	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $24,644.28 	 578,912 	 SH 	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $1,433.74 	 109,864 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $5,130.19 	 225,900 	 SH 	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $20,080.36 	 184,885 	 SH 	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $38,469.83 	 328,802 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common	867037103	 $30,919.00 	 2,130,875 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common	867038101	 $16,778.22 	 1,175,769 	 SH 	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $5,925.01 	 501,694 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $213.54 	 15,275 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN GREATER CHINA FUND	Common	874037104	 $1,289.86 	 203,769 	 SH 	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $252.04 	 11,872 	 SH 	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $226.29 	 23,185 	 SH 	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $3,472.04 	 526,865 	 SH 	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $2,349.09 	 191,450 	 SH 	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common	87280R108	 $1,039.15 	 101,282 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $9,866.13 	 234,072 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $15,320.15 	 442,523 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $14,559.28 	 302,499 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $22,462.01 	 421,426 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $10,828.02 	 166,278 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $11,469.50 	 210,141 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $16,127.52 	 256,033 	 SH 	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $11,271.10 	 955,178 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET GLOBAL HIGH I	Common	95766B109	 $2,839.08 	 245,171 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $20,553.49 	 1,283,791 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $16,448.59 	 1,204,143 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $13,481.50 	 907,845 	 SH 	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834106	 $10,230.62 	 2,898,194 	 SH 	n/a	sole	n/a	sole		0	0


Total Securities: 148					 $914,186.47


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